UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

3741 Worthington Road,  Collegeville PA  19426-3431

(Address of principal executive offices)             (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-869-1679

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Valley Forge Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 55.92%

Crude Petroleum & Natural Gas - 14.10%
154,986	Birchcliff Energy Ltd. *	$ 833,515
55,754	WPX Energy, Inc. *	609,391
		1,442,906
Electronic Computers - 6.42%
3,509	Apple, Inc.	436,625
1,375	International Business Machines, Inc.	220,687
		657,312
Federal & Federally-Sponsored Credit Agencies - 2.37%
106,521	Federal Home Loan Mortgage Corp. *	242,868

Fire, Marine & Casualty Insurance - 14.00%
18,500	American International Group, Inc.	1,013,615
750	Fairfax Financial Holdings, Ltd.	418,958
		1,432,573
Gold & Silver Ores - 3.80%
29,222	Barrick Gold Corp.	320,273
23,167	Novagold Resources, Inc. *	68,574
		388,847
Investment Advice - 1.51%
3,000	Oaktree Capital Group, LLC.	154,980

Meat Packing Plants - 4.11%
18,857	Leucadia National Corp.	420,323

National Commercial Banks - 1.01%
2,000	Citigroup, Inc.	103,040

Petroleum Refining - 1.31%
1,500	Icahn Enterprises, L.P.	134,490

Retail-Department Stores - 2.83%
7,000	Sears Holdings Corp.	289,660

Retail-Eating Places - 3.04%
750	Biglari Holdings, Inc. *	310,575

Technology - 1.41%
2,966	Verizon Communications, Inc.	144,237

TOTAL FOR COMMON STOCKS (Cost $5,551,387) - 55.92%		$ 5,721,811

CORPORATE BONDS - 8.63%
1,353,000	FTPCN Corp., 6.50%, 12/31/2016	$ 882,833

TOTAL FOR CORPORATE BONDS (Cost $878,675) - 8.63%		$ 882,833

PREFERRED STOCKS - 9.42%
121,226	Fannie Mae PFD 8.25% *	$ 504,300
110,576	Freddie Mac PFD 8.375% *	459,996

TOTAL FOR PREFERRED STOCKS (Cost $2,496,828) - 9.42%		$ 964,296

REAL ESTATE INVESTMENT TRUSTS - 0.76%
500	The Howard Hughes Corp. *	$ 77,510

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $59,189) - 0.76%		$ 77,510

WARRANTS - 9.12%
159,022	Bank of America Warrants Class-A *	$ 933,459

TOTAL FOR WARRANTS (Cost $608,042) - 9.12%		$ 933,459

SHORT TERM INVESTMENTS - 16.92%
1,731,835	U.S. Bank Money Market Fund #6, 0.05% ** (Cost $1,731,835)	1,731,835

TOTAL INVESTMENTS (Cost $11,325,956) - 100.77%		$ 10,311,744

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.77%)		(79,139)

NET ASSETS - 100.00%		$ 10,232,605

*Non-income Producing.
**Variable rate security: the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Valley Forge Fund
1. SECURITY TRANSACTIONS
At March 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,325,956 amounted to $1,014,213, which consisted of aggregate gross unrealized appreciation of $952,460 and aggregate gross unrealized depreciation of $1,966,673.

2. SECURITY VALUATION

Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,721,811	$0	$0	$5,721,811
Corporate Bonds	$882,833	$0	$0	$882,833
Preferred Stocks	$964,296	$0	$0	$964,296
Warrants	$933,459	$0	$0	$933,459
Cash Equivalents	$1,731,835	$0	$0	$1,731,835
Total	$10,234,234	$0	$0	$10,234,234

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

By      /s/ Donald A. Peterson

*

       Donald A. Peterson, President

Date     April 27, 2015

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Donald A. Peterson

*

       Donald A. Peterson, President

Date  April 27, 2015

By    /s/ Lauren P. Tornetta

*

Lauren P. Tornetta, Secretary-Treasurer

Date  April 27, 2015

* Print the name and title of each signing officer under his or her signature.